INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Income (loss) before taxes on income:
	Year ended December 31,
	2014	2013	2012

Domestic	$5,867	$10,116	$4,145
Foreign	(1,976)	(1,848)	(690)

	$3,891	$8,268	$3,455

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Provided in respect of the following:

	December 31,
	2014	2013

Reserves and accruals	$551	$771
Carryforward tax losses	25,953	32,007
Other temporary differences	1,029	1,727

Total deferred tax assets before valuation allowance	$27,533	$34,505

Valuation allowance (3)	(17,052)	(30,409)

Net deferred tax assets	$10,481	$4,096

Goodwill and other intangible assets	(6,026)	(9,290)
Other temporary differences	(105)	(214)

Total deferred tax liabilities	$(6,131)	$(9,504)

Total deferred tax Assets (liabilities)	$4,350	$(5,408)

The Company and its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences for amounts that are more likely than not be realized in the foreseeable future.

Schedule of Deferred Taxes Included in Balance Sheets [Table Text Block]
Deferred taxes are included in the consolidated balance sheets, as follows:

	December 31,
	2014	2013
Short – term Assets	$901	$-
Long-term Assets	3,449	-
Long-term Liabilities	-	(5,408)

	$4,350	$(5,408)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
4.	Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2014	2013	2012
Income before taxes, as reported in the consolidated statements of operations	$3,891	$8,268	$3,455

Statutory tax rate	26.5%	25%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$1,031	$2,067	$864
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	68	307	34
Change in valuation allowance in respect of deferred taxes	(10,176)	-	-
Operating carryforward losses for which a valuation allowance was provided	926	454	302
Realization of carryforward tax losses for which a valuation allowance was provided	(757)	(799)	(501)
Gain on obtaining control over a subsidiary previously treated by the equity method	-	(825)	-
Profit from a bargain purchase	(76)	-	-
Nondeductible expenses and other permanent differences	135	133	162

	$(8,849)	$1,337	$861

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxes on income (tax benefit) included in the consolidated statements of operations:

	Year ended December 31,
	2014	2013	2012

Current	$200	$65	$14
Deferred	(9,049)	1,272	847

	$(8,849)	$1,337	$861

Domestic	$(8,390)	$1,320	$847
Foreign	(459)	17	14

	$(8,849)	$1,337	$861